Series C Preferred Stock (Details) - USD ($)	Dec. 31, 2015	Nov. 16, 2015	Jul. 17, 2015
Series C Preferred Stock
Series C Preferred Shares bears interest at a rate per annum	12.00%
Holder converted note and interest in exchange for same number of Preferred C Shares.		$ 1,107,607
Company issued shares of common stock to acquire assets of Dollar Shots Club			2,000,000
Each Series C Preferred Share can be converted in to Shares of Common Stock	50